Short-Term Loans - Additional Information (Detail) (USD $)	1 Months Ended
	Feb. 28, 2013	Jan. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Short-term bank loans outstanding, weighted average interest rate per annum			5.88%	6.35%
Short-term bank loans, repaid	$ 795,500	$ 795,500